Form N-1A Supplement	Aug. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares, Inc.
Supplement dated October 29, 2025
to the currently effective Prospectus
for the iShares MSCI Global Energy Producers ETF (FILL) (the “Fund”)
This supplement includes and supersedes information contained in the Prospectus supplement dated August 25, 2025.
Effective October 29, 2025, the following changes are made to the Prospectus:
1.	Name and Ticker Symbol.
The Fund’s name is changed to “iShares U.S. Power Infrastructure ETF”, and the Fund’s ticker symbol is changed to “POWR”. Accordingly, all references in the Prospectus to “iShares MSCI Global Energy Producers ETF” are replaced with “iShares U.S. Power Infrastructure ETF,” and all references to “FILL” are replaced with “POWR”.
2.	Investment Objective. In the Fund Summary for the Fund, under the heading titled “Investment Objective”, the disclosure is deleted and replaced with the following:
The iShares U.S. Power Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of public companies involved in U.S. power infrastructure.
3.	Change in Fiscal Year. Effective as of September 1, 2025, the Fund’s fiscal year end was changed from August 31 to March 31. In the Fund Summary for the Fund, in the paragraph titled “Portfolio Turnover”, the disclosure is deleted and replaced with the following to reflect such change:
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund has changed its fiscal year end from August 31 to March 31. During the fiscal year ended August 31, 2024, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
4.	Principal Strategies.
a.	In the Fund Summary for the Fund, under the heading titled “Principal Investment Strategies”, the first paragraph is deleted and replaced with the following:
The Fund seeks to track the investment results of the S&P U.S. Power Infrastructure Select Index (the “Underlying Index”), which measures the performance of equity securities of U.S.-domiciled companies involved in U.S. power infrastructure, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Index Provider constructs the Underlying Index by including those companies within the S&P 1500 Composite Index (the “Parent Index”) that derive at least 50% of their total revenue from U.S. power infrastructure-related businesses, excluding certain natural gas companies, as defined by FactSet’s Revere Business Industry Classification System (“RBICS”).
The U.S. power infrastructure-related businesses include the following sub‑themes: (i) energy supply for electrification, (ii) power generation, and (iii) power transmission, power distribution, storage that each include various RBICS groups of sub‑industries. The Index Provider assigns each identified company to one of the sub‑themes based on (1) the primary source of revenue or (2) other factors, including a company’s business description, when the primary source of revenue is not definitive on a sub‑theme.
Constituents of the Underlying Index are weighted by float-adjusted market capitalization subject to a capping methodology at each quarterly rebalance. The capping methodology limits the weight of (1) any single company to a maximum of 6% of the Underlying Index; (2) all companies with a weight above 4.5% to an aggregate of 45% of the Underlying Index; (3) companies in the power generation sub‑theme to 50% of the Underlying Index; and (4) companies in the energy supply for electrification and power transmission, power distribution, storage sub‑themes to an aggregate of 50% of the Underlying Index.
The Underlying Index is rebalanced quarterly and reconstituted annually in December.
The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time. As of August 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the industrials and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
b.	In the Fund Summary for the Fund, under the heading titled “Principal Investment Strategies”, the last paragraph is deleted and replaced with the following:
The Underlying Index is a product of SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
5.	Principal Risks
a.	In the Fund Summary for the Fund, under the heading titled “Summary of Principal Risks”, the following risk disclosures are added as the first and second risks:
Utility Companies Risk. The utilities sector is generally subject to significant government regulation and oversight, including restrictions on rates as well as environmental and other regulations. Utility companies also may face risks related to, among other things, natural disasters, cyber or other attacks, capital project funding, energy price volatility and increased competition.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
b.	In the Fund Summary for the Fund, under the heading titled “Summary of Principal Risks”, the following risk disclosures are deleted:
Currency Risk, Energy Companies Risk, Large Shareholder and Large Scale Redemption Risk, National Closed Market Trading Risk, Non‑U.S. Securities Risk, Reliance on Trading Partners Risk, Risk of Investing in China, Risk of Investing in Developed Countries, Risk of Investing in Russia and Risk of Investing in Saudi Arabia.
6.	Performance Information. In the Fund Summary for the Fund, under the heading titled “Performance Information”, the Average Annual Total Returns table is deleted in its entirety and replaced as follows:

Average Annual Total Returns (for the periods ended December 31, 2023)
	One Year	Five Years	Ten Years

(Inception Date: 1/31/2012)

Return Before Taxes	4.09%	10.30%	2.98%

Return After Taxes on Distributions	3.06%	9.21%	2.14%

Return After Taxes on Distributions and Sale of Fund Shares	3.11%	8.01%	2.17%

S&P Total Market Index[1] (Returns do not reflect deductions for fees, expenses or taxes)	26.06%	15.05%	11.40%

S&P U.S. Power Infrastructure Select Index (Spliced)[2,3] (Returns do not reflect deductions for fees, expenses or taxes except as noted)	4.21%	10.05%	2.74%

MSCI All Country World Index (Net)[1,3] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	22.20%	11.72%	7.93%

[1]	The Fund is changing its broad-based index from the MSCI All Country World Index to the S&P Total Market Index in connection with changing its Underlying Index as Fund management believes the S&P Total Market Index is more representative of the investments in which the Fund will invest.
[2]	The S&P U.S. Power Infrastructure Select Index (Spliced) reflects the performance of the MSCI ACWI Select Energy Producers Investable Market Index (Net) through October 28, 2025 and the S&P U.S. Power Infrastructure Select Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
[3]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non‑residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

iShares MSCI Global Energy Producers ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares, Inc.
Supplement dated October 29, 2025
to the currently effective Prospectus
for the iShares MSCI Global Energy Producers ETF (FILL) (the “Fund”)
This supplement includes and supersedes information contained in the Prospectus supplement dated August 25, 2025.
Effective October 29, 2025, the following changes are made to the Prospectus:
1.	Name and Ticker Symbol.
The Fund’s name is changed to “iShares U.S. Power Infrastructure ETF”, and the Fund’s ticker symbol is changed to “POWR”. Accordingly, all references in the Prospectus to “iShares MSCI Global Energy Producers ETF” are replaced with “iShares U.S. Power Infrastructure ETF,” and all references to “FILL” are replaced with “POWR”.
2.	Investment Objective. In the Fund Summary for the Fund, under the heading titled “Investment Objective”, the disclosure is deleted and replaced with the following:
The iShares U.S. Power Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of public companies involved in U.S. power infrastructure.
3.	Change in Fiscal Year. Effective as of September 1, 2025, the Fund’s fiscal year end was changed from August 31 to March 31. In the Fund Summary for the Fund, in the paragraph titled “Portfolio Turnover”, the disclosure is deleted and replaced with the following to reflect such change:
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund has changed its fiscal year end from August 31 to March 31. During the fiscal year ended August 31, 2024, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
4.	Principal Strategies.
a.	In the Fund Summary for the Fund, under the heading titled “Principal Investment Strategies”, the first paragraph is deleted and replaced with the following:
The Fund seeks to track the investment results of the S&P U.S. Power Infrastructure Select Index (the “Underlying Index”), which measures the performance of equity securities of U.S.-domiciled companies involved in U.S. power infrastructure, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Index Provider constructs the Underlying Index by including those companies within the S&P 1500 Composite Index (the “Parent Index”) that derive at least 50% of their total revenue from U.S. power infrastructure-related businesses, excluding certain natural gas companies, as defined by FactSet’s Revere Business Industry Classification System (“RBICS”).
The U.S. power infrastructure-related businesses include the following sub‑themes: (i) energy supply for electrification, (ii) power generation, and (iii) power transmission, power distribution, storage that each include various RBICS groups of sub‑industries. The Index Provider assigns each identified company to one of the sub‑themes based on (1) the primary source of revenue or (2) other factors, including a company’s business description, when the primary source of revenue is not definitive on a sub‑theme.
Constituents of the Underlying Index are weighted by float-adjusted market capitalization subject to a capping methodology at each quarterly rebalance. The capping methodology limits the weight of (1) any single company to a maximum of 6% of the Underlying Index; (2) all companies with a weight above 4.5% to an aggregate of 45% of the Underlying Index; (3) companies in the power generation sub‑theme to 50% of the Underlying Index; and (4) companies in the energy supply for electrification and power transmission, power distribution, storage sub‑themes to an aggregate of 50% of the Underlying Index.
The Underlying Index is rebalanced quarterly and reconstituted annually in December.
The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time. As of August 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the industrials and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
b.	In the Fund Summary for the Fund, under the heading titled “Principal Investment Strategies”, the last paragraph is deleted and replaced with the following:
The Underlying Index is a product of SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
5.	Principal Risks
a.	In the Fund Summary for the Fund, under the heading titled “Summary of Principal Risks”, the following risk disclosures are added as the first and second risks:
Utility Companies Risk. The utilities sector is generally subject to significant government regulation and oversight, including restrictions on rates as well as environmental and other regulations. Utility companies also may face risks related to, among other things, natural disasters, cyber or other attacks, capital project funding, energy price volatility and increased competition.
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.
b.	In the Fund Summary for the Fund, under the heading titled “Summary of Principal Risks”, the following risk disclosures are deleted:
Currency Risk, Energy Companies Risk, Large Shareholder and Large Scale Redemption Risk, National Closed Market Trading Risk, Non‑U.S. Securities Risk, Reliance on Trading Partners Risk, Risk of Investing in China, Risk of Investing in Developed Countries, Risk of Investing in Russia and Risk of Investing in Saudi Arabia.
6.	Performance Information. In the Fund Summary for the Fund, under the heading titled “Performance Information”, the Average Annual Total Returns table is deleted in its entirety and replaced as follows:

Average Annual Total Returns (for the periods ended December 31, 2023)
	One Year	Five Years	Ten Years

(Inception Date: 1/31/2012)

Return Before Taxes	4.09%	10.30%	2.98%

Return After Taxes on Distributions	3.06%	9.21%	2.14%

Return After Taxes on Distributions and Sale of Fund Shares	3.11%	8.01%	2.17%

S&P Total Market Index[1] (Returns do not reflect deductions for fees, expenses or taxes)	26.06%	15.05%	11.40%

S&P U.S. Power Infrastructure Select Index (Spliced)[2,3] (Returns do not reflect deductions for fees, expenses or taxes except as noted)	4.21%	10.05%	2.74%

MSCI All Country World Index (Net)[1,3] (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)	22.20%	11.72%	7.93%

[1]	The Fund is changing its broad-based index from the MSCI All Country World Index to the S&P Total Market Index in connection with changing its Underlying Index as Fund management believes the S&P Total Market Index is more representative of the investments in which the Fund will invest.
[2]	The S&P U.S. Power Infrastructure Select Index (Spliced) reflects the performance of the MSCI ACWI Select Energy Producers Investable Market Index (Net) through October 28, 2025 and the S&P U.S. Power Infrastructure Select Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
[3]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non‑residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.